Segment reporting	12 Months Ended
Dec. 31, 2021
Segment reporting
Disclosure of entity's operating segments [text block]

    21        Segment reporting

As discussed in note 1, the Company acquired in 2020 Rodati Motor Corporation, including the digital platform of R$ 54,521 and customer portfolio of R$ 1,975. These non-financial assets were integrated to the Zenvia business and support the Company’s operations in Brazil, United States, Argentina and Mexico. The Company has no other material non-financial assets outside Brazil.

In July, 2021 the Company acquired D1 including the digital platform of R$ 84,415 and customer portfolio of R$ 7,068 whose operations are concentrated in Brazil.

In November 2021 the Company acquired Sensedata, including a digital platform of customer success management of R$ 48,721 and customer portfolio of R$ 720 whose operations are concentrated in Brazil.

The Company’s revenue by geography is presented below:

	2021	2020	2019
Primary geographical markets
Brazil	531,569	357,717	311,699
EUA	31,701	26,828	20,143
South Africa	2,131	4,454	8,070
Argentina	5,875	2,829	-
Mexico	11,037	5,489	-
Switzerland	8,118	18,024	-
Others	21,893	14,360	14,123
Total	612,324	429,701	354,035

In 2021, the Company had one customer representing more than 10% of consolidated revenue. For the years ended December 2021 and 2020, this customer represented 13.0% and 9.8%, respectively, of consolidated revenue.